Reserves - Schedule of Outstanding PSUs and Bonus PSUs (Details) - PSUs	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Reserves Within Equity [Line Items]
Number of units, Beginning Balance | shares	282,036
Number of units, Issued | shares	423,374	282,036
Number of units, Forfeited | shares	(19,464)
Number of units, Ending Balance | shares	685,946	282,036
Weighted average exercise price, Beginning balance | $	$ 22.47
Weighted average exercise price, Issued | $	30.09	$ 22.47
Weighted average exercise price, Forfeited | $	22.58
Weighted average exercise price, Ending balance | $	$ 27.17	$ 22.47